Advances from the Federal Home Loan Bank and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Advance From Federal home Loan Bank and Other Borrowings Maturities	At December 31, 2011, scheduled maturities of advances are as follows:

2012	$4,000
2013	4,500
2014	2,500
2015	2,000